T. ROWE PRICE Corporate Income Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  6.1%
Car Loan  0.3%
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  670 659
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 96 95
754
Other Asset-Backed Securities  5.8%
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 575
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 442 441
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 244 241
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 602 581
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,821 1,906
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 157 177
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 592 591
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,495 1,436
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 782 726
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,287
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,423 1,376
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 38 36

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 422 396
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 93 94
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 3,012 2,959
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 762 730
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $336 (2)(3) 336 336
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 1,634 1,538
16,426
Total Asset-Backed Securities
(Cost $17,274) 17,180
BANK LOANS  0.6% (4)
UTILITY  0.6%
Electric  0.6%
NRG Energy, FRN
1M TSFR + 1.75%, 6.066%, 4/16/31  4 4
NRG Energy, FRN
3M TSFR + 1.75%, 6.064%, 4/16/31  1,704 1,706
Total Utility 1,710
Total Bank Loans
(Cost $1,705) 1,710
CONVERTIBLE BONDS  0.3%
INDUSTRIAL  0.3%
Consumer Cyclical  0.3%
Airbnb, Zero Coupon, 3/15/26  800 777
Total Industrial 777
Total Convertible Bonds
(Cost $779) 777

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS  85.7%
FINANCIAL INSTITUTIONS  36.6%
Banking  20.3%
Ally Financial, VR, 6.848%, 1/3/30 (5) 1,254 1,354
American Express, VR, 4.918%, 7/20/33 (5) 620 627
Bank of America, VR, 5.425%, 8/15/35 (5) 4,015 4,028
Bank of America, Series TT, VR, 6.125% (5)(6) 1,580 1,596
Banque Federative du Credit Mutuel, 5.538%, 1/22/30 (1) 1,315 1,371
Barclays, VR, 5.86%, 8/11/46 (5) 245 244
Barclays, VR, 7.625% (5)(6)(7) 1,190 1,230
BNP Paribas, VR, 5.906%, 11/19/35 (1)(5) 1,355 1,379
CaixaBank, VR, 6.037%, 6/15/35 (1)(5) 1,825 1,920
Citigroup, VR, 3.98%, 3/20/30 (5) 6,105 6,029
Citigroup, VR, 4.952%, 5/7/31 (5) 1,010 1,027
Commonwealth Bank of Australia, VR, 5.929%, 3/14/46 (1)(5) 435 439
Deutsche Bank, VR, 8.13% (5)(6) 1,400 1,468
Goldman Sachs Group, VR, 2.615%, 4/22/32 (5) 4,190 3,781
Goldman Sachs Group, VR, 5.218%, 4/23/31 (5) 1,320 1,360
JPMorgan Chase, VR, 2.956%, 5/13/31 (5) 1,290 1,202
JPMorgan Chase, VR, 5.576%, 7/23/36 (5) 940 956
JPMorgan Chase, VR, 6.254%, 10/23/34 (5) 1,650 1,798
Morgan Stanley, VR, 2.239%, 7/21/32 (5) 885 776
Morgan Stanley, VR, 4.431%, 1/23/30 (5) 3,635 3,651
Morgan Stanley, VR, 5.192%, 4/17/31 (5) 940 967
Morgan Stanley, VR, 5.32%, 7/19/35 (5) 759 771
Morgan Stanley, VR, 6.342%, 10/18/33 (5) 1,515 1,656
National Australia Bank, 2.99%, 5/21/31 (1) 2,235 2,032
PNC Financial Services Group, VR, 5.373%, 7/21/36 (5) 250 253
PNC Financial Services Group, VR, 5.575%, 1/29/36 (5) 1,330 1,374
Santander U.K. Group Holdings, VR, 5.694%, 4/15/31 (5) 1,390 1,443
Societe Generale, VR, 5.519%, 1/19/28 (1)(5) 1,624 1,644
Societe Generale, VR, 6.691%, 1/10/34 (1)(5) 655 709
Standard Chartered, VR, 4.75% (5)(6) 1,079 993
U.S. Bancorp, VR, 4.967%, 7/22/33 (5) 1,144 1,136
UBS Group, VR, 3.091%, 5/14/32 (1)(5) 615 566
UBS Group, VR, 4.375% (1)(5)(6) 1,340 1,208
Wells Fargo, VR, 4.611%, 4/25/53 (5) 1,515 1,276
Wells Fargo, VR, 5.605%, 4/23/36 (5) 2,085 2,164
Wells Fargo, Series BB, VR, 3.90% (5)(6) 780 772
Westpac Banking, VR, 5.618%, 11/20/35 (5) 1,825 1,874
57,074

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Brokerage Asset Managers Exchanges  1.5%
Jane Street Group, 7.125%, 4/30/31 (1) 1,012 1,054
LPL Holdings, 5.65%, 3/15/35  1,030 1,041
LPL Holdings, 5.75%, 6/15/35  1,011 1,024
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 1,008
4,127
Finance Companies  0.9%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 885 889
Golub Capital Private Credit Fund, 5.875%, 5/1/30  225 228
PennyMac Financial Services, 6.75%, 2/15/34 (1) 1,430 1,434
2,551
Financial Other  0.8%
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,287
2,287
Insurance  9.1%
Aspen Insurance Holdings, 5.75%, 7/1/30  360 374
Athene Global Funding, 5.526%, 7/11/31 (1) 2,035 2,100
Centene, 2.50%, 3/1/31  1,075 914
Centene, 3.375%, 2/15/30  970 877
Corebridge Financial, 3.85%, 4/5/29  1,980 1,949
Corebridge Global Funding, 4.90%, 8/21/32 (1) 160 160
Equitable America Global Funding, 4.95%, 6/9/30 (1) 1,550 1,580
First American Financial, 5.45%, 9/30/34  1,942 1,932
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 309 289
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 560 581
GA Global Funding Trust, 5.40%, 1/13/30 (1) 795 821
GA Global Funding Trust, 5.50%, 4/1/32 (1) 695 711
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 1,933 1,753
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 2,080 2,158
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(5) 1,400 1,447
Reinsurance Group of America, VR, 6.65%, 9/15/55 (5) 490 499
RenaissanceRe Holdings, 5.80%, 4/1/35  235 244
RGA Global Funding, 5.00%, 8/25/32 (1) 1,415 1,419
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(5) 1,000 1,004
UnitedHealth Group, 2.90%, 5/15/50  1,270 775
UnitedHealth Group, 5.30%, 6/15/35  370 378
UnitedHealth Group, 5.50%, 7/15/44  1,960 1,905
UnitedHealth Group, 5.95%, 6/15/55  210 209
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 1,410 1,411
25,490
Real Estate Investment Trusts  4.0%
American Homes 4 Rent, 5.25%, 3/15/35  710 711
ERP Operating, 4.95%, 6/15/32  515 525

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 595 594
Healthcare Realty Holdings, 3.10%, 2/15/30  2,605 2,450
Invitation Homes Operating Partnership, 5.45%, 8/15/30  1,360 1,412
Kilroy Realty, 4.25%, 8/15/29  2,110 2,060
Kite Realty Group, 4.95%, 12/15/31  1,850 1,875
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 703
Simon Property Group, 5.125%, 10/1/35  1,050 1,049
11,379
Total Financial Institutions 102,908
INDUSTRIAL  38.2%
Basic Industry  2.5%
Celanese U.S. Holdings, 6.879%, 7/15/32  990 1,020
Minera Mexico, 5.625%, 2/12/32 (1) 1,470 1,499
South32 Treasury, 4.35%, 4/14/32 (1) 1,635 1,553
Yara International, 7.378%, 11/14/32 (1)(7) 2,640 2,971
7,043
Capital Goods  1.6%
Amrize Finance U.S., 4.95%, 4/7/30 (1) 600 610
Amrize Finance U.S., 5.40%, 4/7/35 (1) 555 562
Boeing, 6.298%, 5/1/29  1,510 1,605
Boeing, 6.858%, 5/1/54  1,170 1,284
General Dynamics, 4.95%, 8/15/35  425 429
4,490
Communications  4.4%
AT&T, 3.50%, 9/15/53  2,421 1,614
Charter Communications Operating, 3.90%, 6/1/52  1,872 1,237
Comcast, 2.80%, 1/15/51  896 529
Directv Financing, 10.00%, 2/15/31 (1) 1,455 1,444
NTT Finance, 5.171%, 7/16/32 (1) 680 694
NTT Finance, 5.502%, 7/16/35 (1) 465 476
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,085 2,089
T-Mobile USA, 5.05%, 7/15/33  2,589 2,608
Time Warner Cable, 6.55%, 5/1/37  149 154
Time Warner Cable Enterprises, 8.375%, 7/15/33  1,176 1,370
12,215
Consumer Cyclical  6.0%
Advance Auto Parts, 7.375%, 8/1/33 (1) 690 707
Carnival, 5.75%, 8/1/32 (1) 2,125 2,157
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,389
Ford Motor Credit, 6.532%, 3/19/32 (7) 790 809
Ford Motor Credit, 6.95%, 3/6/26  720 727
Ford Motor Credit, 7.35%, 3/6/30  500 531
General Motors, 5.95%, 4/1/49  903 848

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
General Motors Financial, 5.55%, 7/15/29  1,675 1,725
GLP Capital, 5.25%, 2/15/33  1,375 1,363
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 568
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,393
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 911
Lowe's, 4.25%, 4/1/52  165 128
Lowe's, 5.625%, 4/15/53  110 105
Magna International, 5.875%, 6/1/35  175 182
Match Group Holdings II, 6.125%, 9/15/33 (1) 560 565
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $120 (2)(3)(8) 120 120
Sodexo, 5.15%, 8/15/30 (1) 350 360
Sodexo, 5.80%, 8/15/35 (1) 915 947
ZF North America Capital, 6.75%, 4/23/30 (1) 1,245 1,208
16,743
Consumer Non-Cyclical  8.4%
AbbVie, 4.875%, 11/14/48  1,626 1,463
BAT Capital, 6.25%, 8/15/55  1,700 1,709
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 562 418
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  525 530
Bunge Finance, 4.90%, 4/21/27  1,600 1,615
Cencora, 5.15%, 2/15/35 (7) 600 602
CVS Health, 5.00%, 9/15/32  270 271
CVS Health, 5.05%, 3/25/48  3,450 2,956
HCA, 5.45%, 9/15/34  910 920
HCA, 5.95%, 9/15/54  1,215 1,161
Icon Investments Six, 5.849%, 5/8/29  370 386
Icon Investments Six, 6.00%, 5/8/34  619 644
Imperial Brands Finance, 5.625%, 7/1/35 (1) 1,320 1,337
Kenvue, 5.10%, 3/22/43  1,510 1,444
Mars, 5.65%, 5/1/45 (1) 635 624
Mars, 5.70%, 5/1/55 (1) 1,230 1,198
Solventum, 5.45%, 3/13/31  1,760 1,841
Solventum, 5.90%, 4/30/54 (7) 1,370 1,367
Sutter Health, Series 2025, 5.537%, 8/15/35  1,880 1,954
Takeda Pharmaceutical, 3.025%, 7/9/40  1,210 911
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46  505 367
23,718
Energy  8.9%
Civitas Resources, 9.625%, 6/15/33 (1) 685 723
ConocoPhillips, 5.50%, 1/15/55  480 450
ConocoPhillips, 5.55%, 3/15/54  989 933
Diamondback Energy, 5.75%, 4/18/54  2,775 2,583
Eni, 5.50%, 5/15/34 (1) 830 846
Eni, 5.95%, 5/15/54 (1) 1,025 993

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Expand Energy, 5.875%, 2/1/29 (1) 1,100 1,103
Florida Gas Transmission, 5.75%, 7/15/35 (1) 710 729
Harbour Energy, 6.327%, 4/1/35 (1) 2,095 2,119
HF Sinclair, 5.75%, 1/15/31  870 898
HF Sinclair, 6.25%, 1/15/35  1,005 1,033
Hilcorp Energy I, 5.75%, 2/1/29 (1) 1,610 1,588
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,040
National Fuel Gas, 5.50%, 3/15/30  287 296
Occidental Petroleum, 6.05%, 10/1/54  1,510 1,404
ONEOK, 5.05%, 11/1/34  2,340 2,277
ONEOK, 6.35%, 1/15/31  85 91
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 810 743
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 1,465 1,405
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  1,000 1,009
Targa Resources, 5.55%, 8/15/35  820 827
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  1,880 1,412
Var Energi, 8.00%, 11/15/32 (1) 549 631
25,133
Industrial Other  0.7%
Booz Allen Hamilton, 5.95%, 8/4/33 (7) 739 772
Booz Allen Hamilton, 5.95%, 4/15/35 (7) 1,230 1,265
2,037
Technology  4.7%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $1,360 (2)(3)(8) 1,360 1,347
Broadcom, 2.45%, 2/15/31 (1) 2,430 2,194
Cadence Design Systems, 4.70%, 9/10/34  765 758
Fiserv, 4.55%, 2/15/31  400 401
Fiserv, 5.25%, 8/11/35  1,440 1,438
Motorola Solutions, 5.20%, 8/15/32  810 829
Motorola Solutions, 5.55%, 8/15/35  1,670 1,716
Oracle, 3.65%, 3/25/41  2,204 1,722
Paychex, 5.35%, 4/15/32  1,015 1,049
Synopsys, 5.15%, 4/1/35  1,370 1,381
Synopsys, 5.70%, 4/1/55  440 432
13,267
Transportation  1.0%
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,360
Transurban Finance, 2.45%, 3/16/31 (1) 1,735 1,559
2,919
Total Industrial 107,565

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  10.9%
Electric  8.5%
AES, 5.80%, 3/15/32  1,170 1,205
AES Andes, 6.25%, 3/14/32 (1) 440 456
Appalachian Power, 5.65%, 4/1/34  1,440 1,492
Baltimore Gas & Electric, 5.45%, 6/1/35  640 661
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 1,564 1,582
Constellation Energy Generation, 5.75%, 3/15/54  665 654
Enel Finance International, 5.00%, 6/15/32 (1) 3,090 3,114
Eversource Energy, 5.85%, 4/15/31  1,257 1,331
FirstEnergy, 2.65%, 3/1/30  1,717 1,593
FirstEnergy, Series B, 2.25%, 9/1/30  318 285
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,257
NextEra Energy Capital Holdings, 5.25%, 3/15/34  657 669
NextEra Energy Capital Holdings, 5.45%, 3/15/35  330 339
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 220 221
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 1,250 1,213
NRG Energy, 7.00%, 3/15/33 (1) 1,340 1,468
Pacific Gas & Electric, 3.50%, 8/1/50  358 234
Pacific Gas & Electric, 4.95%, 7/1/50  340 282
Pacific Gas & Electric, 5.90%, 10/1/54  208 194
PSEG Power, 5.20%, 5/15/30 (1) 475 488
Southern, 5.70%, 3/15/34  1,326 1,389
Vistra Operations, 5.70%, 12/30/34 (1) 1,632 1,670
Vistra Operations, 6.95%, 10/15/33 (1) 1,625 1,793
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $480 (2)(3)(8) 480 488
24,078
Natural Gas  2.4%
APA Infrastructure, 5.125%, 9/16/34 (1) 520 521
APA Infrastructure, 5.75%, 9/16/44 (1)(7) 700 681
Boston Gas, 6.119%, 7/20/53 (1) 1,005 996
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 693
Engie, 5.625%, 4/10/34 (1) 1,755 1,819
Snam, 5.00%, 5/28/30 (1) 990 1,007
Snam, 6.50%, 5/28/55 (1) 335 348
Southern California Gas, 5.45%, 6/15/35  625 641
6,706
Total Utility 30,784
Total Corporate Bonds
(Cost $239,790) 241,257

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.8%
Owned No Guarantee  1.4%
DP World, 5.25%, 12/24/29  2,750 2,805
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 419 437
Ooredoo International Finance, 4.625%, 10/10/34 (1)(7) 820 815
4,057
Sovereign  0.4%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 970 985
985
Supranational  1.0%
Africa Finance, 5.55%, 10/8/29 (1) 2,335 2,370
Corp. Andina de Fomento, VR, 6.75% (1)(5)(6) 400 411
2,781
Total Foreign Government Obligations & Municipalities
(Cost $7,692) 7,823
MUNICIPAL SECURITIES  0.7%
Puerto Rico  0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 3,233 2,028
Total Municipal Securities
(Cost $1,818) 2,028
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
Collateralized Mortgage Obligations  0.2%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.073%, 9/25/29, Acquisition
Date: 8/29/24, Cost $629 (2)(3) 629 633
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $629) 633
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  1.9%
U.S. Treasury Obligations  1.9%
U.S. Treasury Bonds, 4.125%, 8/15/53 (10) 3,825 3,350
U.S. Treasury Bonds, 5.00%, 5/15/45 (10) 2,100 2,135
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,576) 5,485

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.37% (11)(12) 1,133 1,133
Total Short-Term Investments
(Cost $1,133) 1,133
SECURITIES LENDING COLLATERAL  2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.37% (11)(12) 1,205 1,205
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,205
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.37% (11)(12) 5,232 5,232
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 5,232
Total Securities Lending Collateral
(Cost $6,437) 6,437
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 9/17/25 @
0.55%* (8) 1 41,600 16
Goldman Sachs
10 Year Interest Rate Swap,
2/17/36 Pay Fixed 3.80%
Annually, Receive Variable
4.34% (SOFR) Annually,
2/12/26 @ 3.80%* (8) 1 6,860 98

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S44, 5 Year Index,
6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.60%* (8) 1 41,534 26
Morgan Stanley
10 Year Interest Rate Swap,
11/17/35 Pay Fixed 4.00%
Annually, Receive Variable
4.34% (SOFR) Annually,
11/13/25 @ 4.00%* (8) 1 11,410 39
Total Options Purchased (Cost $456) 179
Total Investments in Securities 101.1%
(Cost $283,289) $ 284,642
Other Assets Less Liabilities (1.1)% (3,204)
Net Assets 100.0% $ 281,438
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $116,554 and represents 41.4% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,924 and represents 1.0% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) All or a portion of this security is on loan at August 31, 2025.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(8) Non-income producing
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
OTC Over-the-counter
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 9/17/25 @
0.60%* 1 41,600 (7)
JPMorgan Chase
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year
Index, 6/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 10/15/25 @
0.70%* 1 41,534 (13)
Total Options Written (Premiums $(38)) $ (20)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S44, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/30 2,821 (231) (226) (5)
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 1,880 (16) 73 (89)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (94)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/28 * 2,760 50 (10) 60
Protection Sold (Relevant Credit:
Kingdom of Saudi Arabia, Aa3*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 * 941 19 10 9
Total Centrally Cleared Credit Default Swaps,
Protection Sold 69
Total Centrally Cleared Swaps (25)
Net payments (receipts) of variation margin to date 28
Variation margin receivable (payable) on centrally cleared swaps $ 3
* Credit ratings as of August 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(22).

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 15 U.S. Treasury Notes five year contracts 12/25 (1,642) $ (4)
Short, 154 U.S. Treasury Notes ten year contracts 12/25 (17,325) (68)
Long, 112 U.S. Treasury Notes two year contracts 12/25 23,356 29
Long, 127 Ultra U.S. Treasury Bonds contracts 12/25 14,803 (65)
Short, 53 Ultra U.S. Treasury Notes ten year
contracts 12/25 (6,063) (24)
Net payments (receipts) of variation margin to date 53
Variation margin receivable (payable) on open futures contracts $ (79)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 51++
Totals $ —# $ — $ 51+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 9,506  ¤  ¤ $ 7,570
Total $ 7,570^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $51 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,570.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Corporate
Income Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE Corporate Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Corporate Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 17,823 $ — $ 17,823
Asset-Backed Securities — 16,844 336 17,180
Corporate Bonds — 239,302 1,955 241,257
Non-U.S. Government
Mortgage-Backed Securities — — 633 633
Short-Term Investments 1,133 — — 1,133
Securities Lending Collateral 6,437 — — 6,437
Options Purchased — 179 — 179
Total Securities 7,570 274,148 2,924 284,642
Swaps* — 69 — 69
Futures Contracts* 29 — — 29
Total $ 7,599 $ 274,217 $ 2,924 $ 284,740
Liabilities
Options Written $ — $ 20 $ — $ 20
Swaps* — 94 — 94
Futures Contracts* 161 — — 161
Total $ 161 $ 114 $ — $ 275
1
Includes Bank Loans, Convertible Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2025, totaled $(1,000) for the period ended August 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F112-054Q1 08/25
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
8/31/25
Investment in Securities
Asset-Backed Securities $ 338 $ — $ — $ (2) $ 336
Corporate Bonds 1,840 (4) 119 — 1,955
Non-U.S. Government
Mortgage-Backed Securities 654 3 — (24) 633
Total $ 2,832 $ (1) $ 119 $ (26) $ 2,924